Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Net (loss) income	$ (721,158)	$ 1,009,431	$ (294,923)
Other comprehensive income (loss):
Net gain (loss) on derivatives (Note 13), net of tax of $(22,686), $(11,679) and $8,402, respectively	158,800	81,751	(58,814)
Actuarial gain (loss) on pension obligations (Note 20), net of tax of $(4,108), $(1,327) and $348, respectively	28,761	9,285	(2,684)
Foreign currency translation adjustments	0	(15,286)	0
Total other comprehensive income (loss)	187,561	75,750	(61,498)
Comprehensive (loss) income	(533,597)	1,085,181	(356,421)
Comprehensive income attributable to non-controlling interest	(4,883)	(8,924)	(3,643)
Total comprehensive (loss) income attributable to AerCap Holdings N.V.	$ (538,480)	$ 1,076,257	$ (360,064)